PROPERTY, PLANT AND EQUIPMENT - Additional information on leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 34,115,327	R$ 33,222,316
Initial Adoption on 01.01.19	8,618,072
Additions	8,862,362	6,964,798
Subletting	(10,310)
Balance at end of the period	42,847,264	34,115,327
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	24,668,212	22,809,109
Initial Adoption on 01.01.19	91,836
Additions	114,517	10,670
Balance at end of the period	25,185,314	24,668,212
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	3,769,088	3,885,297
Initial Adoption on 01.01.19	8,526,236
Additions	1,790,185	101,798
Subletting	(10,310)
Balance at end of the period	11,720,064	3,769,088
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	836,107	830,452
Additions	258,854	204,041
Balance at end of the period	827,053	836,107
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	386,959
Initial Adoption on 01.01.19	8,618,072
Additions	1,803,941
Subletting	(10,310)
Depreciation and write-offs, net (IAS 17)	(58,549)
Depreciation (IFRS 16)	(1,882,950)
Cancellation of contracts	(105,952)
Balance at end of the period	8,751,211	386,959
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	186,554
Initial Adoption on 01.01.19	91,836
Additions	107,108
Depreciation (IFRS 16)	(39,192)
Balance at end of the period	346,306	186,554
Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	189,455
Initial Adoption on 01.01.19	8,526,236
Additions	1,696,833
Subletting	(10,310)
Depreciation and write-offs, net (IAS 17)	(50,819)
Depreciation (IFRS 16)	(1,843,758)
Cancellation of contracts	(105,952)
Balance at end of the period	R$ 8,401,685	189,455
Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	20.00%
Balance at beginning of the period	R$ 10,950
Depreciation and write-offs, net (IAS 17)	(7,730)
Balance at end of the period	R$ 3,220	R$ 10,950
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	2.50%	2.50%
Minimum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	5.00%
Minimum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	3.13%
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	92.31%	66.67%
Maximum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	92.31%
Maximum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	92.31%